Deferred Income Tax -Summary Of Tax Loss Carry forward (Detail) S/ in Thousands	12 Months Ended
Dec. 31, 2020 PEN (S/)
Disclosure Of Tax Loss Carryforwards [line items]
Application	S/ 646,600
Cumbra Peru S.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	S/ 354,381
Tax Loss Aplication Method	B
Adexus [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	S/ 149,303
Tax Loss Aplication Method	N/A
Transportadora de Gas Natural Comprimido Andino S.A.C. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	S/ 15,989
Tax Loss Aplication Method	B
Viva GyM [member]
Disclosure Of Tax Loss Carryforwards [line items]
Statute of Limitations	2022
GyM Chile S.p.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	S/ 4,236
Tax Loss Aplication Method	N/A
Cucumbra Ingenieria S.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	S/ 3,052
Tax Loss Aplication Method	A
GMI [member]
Disclosure Of Tax Loss Carryforwards [line items]
Statute of Limitations	2025
GMP [member]
Disclosure Of Tax Loss Carryforwards [line items]
Statute of Limitations	2025
Incolur DSD [Member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	S/ 1,507
Tax Loss Aplication Method	N/A
AENZA SAA [Member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	S/ 1,014
Tax Loss Aplication Method	A
Statute of Limitations	2022
Qualys [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	S/ 162
Tax Loss Aplication Method	A
Statute of Limitations	2025
VyV-DSD S.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	S/ 103,886
Tax Loss Aplication Method	N/A
Viva Negocio Inmobiliario S.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	S/ 9,454
Tax Loss Aplication Method	A
UNNA Energia S.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	S/ 2,092
Tax Loss Aplication Method	A
Survial S.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	S/ 1,526
Tax Loss Aplication Method	B
Two thousand twenty [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	S/ 50,346
Two thousand twenty [member] | Cumbra Peru S.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	25,722
Two thousand twenty [member] | Cucumbra Ingenieria S.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	3,052
Two thousand twenty [member] | AENZA SAA [Member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	1,014
Two thousand twenty [member] | Qualys [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	162
Two thousand twenty [member] | VyV-DSD S.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	18,870
Two thousand twenty [member] | Survial S.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	1,526
Two thousand twenty one [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	51,742
Two thousand twenty one [member] | Cumbra Peru S.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	19,893
Two thousand twenty one [member] | VyV-DSD S.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	22,395
Two thousand twenty one [member] | Viva Negocio Inmobiliario S.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	9,454
Two thousand twenty two and later [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	544,514
Two thousand twenty two and later [member] | Cumbra Peru S.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	308,766
Two thousand twenty two and later [member] | Adexus [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	149,303
Two thousand twenty two and later [member] | Transportadora de Gas Natural Comprimido Andino S.A.C. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	15,989
Two thousand twenty two and later [member] | GyM Chile S.p.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	4,236
Two thousand twenty two and later [member] | Incolur DSD [Member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	1,507
Two thousand twenty two and later [member] | VyV-DSD S.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	62,621
Two thousand twenty two and later [member] | UNNA Energia S.A. [member]
Disclosure Of Tax Loss Carryforwards [line items]
Application	S/ 2,092